Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 7,984	$ 10,098	$ 17,388	$ 19,816
Income tax expense	881	1,178	2,072	2,664
Comprehensive income for the period	1,921	(50)	1,882	5,110
Current assets	16,168		16,168		$ 17,193
Current liabilities	17,379		17,379		17,810
Cash provided by operating activities			6,167	11,426
Cash used in investing activities			(5,434)	(10,242)
Cash used in financing activities			(403)	(168)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	7,984	10,098	17,388	19,816
Depreciation	428	294	912	487
Accretion expense	157	208	297	371
Income tax expense	881	1,178	2,072	2,664
Comprehensive income for the period	1,867	$ 2,998	3,928	6,660
Current assets	9,314		9,314		11,238
Non-current assets	69,872		69,872		64,762
Current liabilities	(13,359)		(13,359)		(12,113)
Non-current liabilities	(6,878)		(6,878)		(5,301)
Advances from parent, net	$ (32,392)		(32,392)		$ (36,049)
Cash provided by operating activities			8,719	13,964
Cash used in investing activities			(5,430)	(10,234)
Cash used in financing activities			$ (3,819)	$ (742)